Form N-CSR Cover	6 Months Ended
Mar. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Equity Series Funds Inc
Entity Central Index Key	0000877670
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026